Secured Term Loan Facilities and Revolving Credit Facilities	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Secured Term Loan Facilities and Revolving Credit Facilities
11. Secured Term Loan Facilities and Revolving Credit Facilities
The table below represents the annual principal payments to be made under our term loans and revolving credit facilities after December 31, 2020 and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Due within one year	$67,936	$151,586
Due in two years	124,479	229,460
Due in three years	202,353	209,633
Due in four years	175,413	92,381
Due in five years	54,388	50,403
Due in more than five years*	61,361	82,479

Total secured term loans and revolving credit facilities	$685,930	$815,942
Less: current portion	67,936	151,586

Secured term loan facilities and revolving credit facility, non-current portion*	$617,994	$664,356

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with financial institutions) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity (Please read Note 10—Variable Interest Entities to our consolidated financial statements)

Terminal Facility.
On March 29, 2019, Navigator Ethylene Terminals LLC, a wholly-owned subsidiary of the Company (the “Marine Terminal Borrower”), entered into a Credit Agreement (the “Terminal Facility”) with ING Capital LLC and SG Americas Securities, LLC for a maximum principal amount of $75.0 million for the payment of project costs relating to our Marine Export Terminal. The Terminal Facility comprised an initial construction loan, followed by a term loan and has a final maturity of December 31, 2025.
Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 275 to
300
basis points per annum over the term of the facility, for interest periods of three or six months. The Company has hedged LIBOR at 80% of the outstanding loan amount (split 50/50) at 0.369% and 0.362%% with ING and Société General respectively. The Marine Terminal Borrower may voluntarily prepay indebtedness at any time, without premium or penalty, in whole or in part upon prior written notice to the facility agent.
The Terminal Facility is subject to quarterly repayments of between $3.4 million and $3.8 million, which commenced in
March 2021
. The Marine Terminal Borrower must make mandatory prepayments of indebtedness upon specified amounts of excess cash flow, the receipt of performance liquidated damages pursuant to certain material contracts related to the Marine Export Terminal, the receipt of proceeds in connection with an event of loss (as defined in the Terminal Facility), the receipt of proceeds in connection with termination payments (as defined in the Terminal Facility), the receipt of proceeds in connection with certain dispositions by the Export Terminal Joint Venture, the incurrence of certain specified indebtedness, the inability to meet the conditions for paying a dividend for four or more consecutive quarters, dispositions of the Marine Terminal Borrower’s equity interests in the Export Terminal Joint Venture, the receipt of indemnity payments in excess of
$500,000 and certain amounts of any loans outstanding upon the conversion date
.
The loans under the Terminal Facility are secured by first priority liens on the rights to the Marine Terminal Borrower’s distributions from the Export Terminal Joint Venture, the Marine Terminal Borrower’s assets and properties and the company’s equity interests in the Marine Terminal Borrower
. Under the Terminal Facility, the Marine Terminal Borrower must maintain a minimum debt service coverage ratio (as defined in the Terminal Facility) for the prior four calendar fiscal quarters (or shorter period of time if data for the prior four fiscal quarters is not available) of no less than 1.10 to 1.00.
Following completion of the Marine Export Terminal
, the Marine Terminal Borrower can only pay dividends if the Marine Terminal Borrower satisfies certain customary conditions to paying a dividend, including maintaining a debt service coverage ratio for the immediately preceding four consecutive fiscal quarters and the projected immediately succeeding four consecutive fiscal quarters of not less than 1.20 to 1.00 and no default or event of default has occurred or is continuing
. The Terminal Facility also limits the Marine Terminal Borrower from, among other things, incurring indebtedness or entering into mergers and divestitures. The Terminal Facility also contains general covenants that will require the Marine Terminal Borrower to vote its interest in the Export Terminal Joint Venture to cause the Export Terminal Joint Venture to maintain adequate insurance coverage, maintain its property (but only to the extent the Export Terminal Borrower has the power under the organizational documents of the Marine Terminal Joint Venture to cause such actions).
On May 6, 2021, the Company obtained a waiver from the lenders under the Terminal Facility, which is retrospective with effect from the date of its inception, to correct a technical inconsistency in the Terminal Facility, involving a restrictive covenant relating to taking affirmative action regarding the treatment of tax status of the borrower as a corporation for U.S. federal, state or local income tax purposes. The waiver requires among other things, within 90 days after the date of the waiver, the parties to the Terminal Facility to amend the credit agreement and other loan documentation to remediate the inconsistency and to set aside and fund a tax reserve, based on the subsequent three months’ expected tax liabilities. The terms of the waiver were complied with and the amendment entered into on August 4,
2021
.

January 2015 Secured Term Loan Facility.
On January 27
, 2015, the Company entered into a secured term loan facility with Credit Agricole Corporate and Investment Bank as agent as well as HSH Nordbank AG and NIBC Bank N.V. to refinance the April 2013
$120.0 million secured term loan facility, as well as to provide financing for an additional five existing newbuildings. The January 2015 secured term loan facility has a term of up to seven years from the loan drawdown date with a maximum principal amount of up to $278.1 million. The aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowing under the facility. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 270 basis points per annum. The deferred finance costs associated with the extinguishment of the previous $120.0 million
facility

were written off in full. The facility is fully drawn and as of December 31, 2021, the amount still outstanding was
$
88.4
 million which is repayable for each vessel tranche in quarterly installments of between $
0.5
 million and $
0.6
 million for
seven years
from the date of each vessel drawdown followed by a final payment of between $
15.6
 million and $
18.3
 million after each
seven year
term ends. During the year ended December 31, 2019, the Company entered into the March 2019 secured term loan facility which refinanced four of the vessels that were previously in the January 2015 secured term loan facility.
This loan facility is secured by first priority mortgages on each of;
Navigator Umbrio, Navigator Centauri,
Navigator Ceres, Navigator Ceto
and
Navigator Copernico
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $
25.0
million and (ii)
5
% of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. As of December 31, 2021, the Company was in compliance with all covenants contained in this credit facility.
December 2015 Secured Revolving Credit Facility.
On December 21, 2015, the Company entered into a secured revolving credit facility with Nordea Bank AB and ABN Amro Bank N.V as agents, to provide financing for six vessels
.
The December 2015 secured revolving credit facility had a term of seven years from the loan arrangement date (expiring in December 2022) with a maximum principal amount of up to
$290.0 million. The facility was repaid in September 2020,
using
the proceeds from the September 2020 Secured Revolving Credit facility.
October 2016 Secured Term Loan and Revolving Credit Facility.
On October 28, 2016, the Company entered into a secured term loan and revolving credit facility with ABN Amro Bank N.V as agents as well as Nordea Bank AB, London Branch; DVB Bank SE and Skandinaviska Enskilda Banken AB. The facility has a term of seven years from the first utilization date (expiring in November 2023) with a maximum principal amount of up to $220.0 million. The facility has an undrawn amount of $20.0 million from the revolving portion of the facility and as of December 31, 2021, the outstanding balance drawn on the secured term loan, newbuilding loan and revolving credit facility was $78.4 million which is repayable in 7 quarterly amounts of approximately $4.1 million, followed by a final repayment of $50.0 million on November 30, 2023.
Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 260 basis points per annum. The aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility.
This facility is secured by first priority mortgages on each of:
Navigator Gemini
,
Navigator Leo, Navigator Libra, Navigator Pegasus
,
Navigator Phoenix
,
Navigator Taurus
and
Navigator Jorf
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $
25.0
 million and (ii) 5 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 3:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than 30%. The Company also pays a commitment fee o
f 0.91%
per annum based on any undrawn portion of the facility. As of December 31, 2021, the Company was in compliance with all covenants contained in this credit facility.

June 2017 Secured Term Loan and Revolving Credit Facility.
On June 30, 2017, the Company entered into a secured term loan and revolving credit facility with Nordea Bank AB (Publ.), Filial I Norge, BNP Paribas, DVB Bank America N.V., ING Bank N.V. London Branch and Skandinaviska Enskilda Banken AB (Publ.) for a maximum principal amount of $160.8 million (the “June 2017 Secured Term Loan and Revolving Credit Facility”
)
. The facility has $100.0 million as a secured term loan and $60.8 million available in a revolving credit facility with a term of six years from the date of the agreement (expiring in June
2023
) with a maximum principal amount of up to $160.8 million. The facility is fully drawn and as of December 31, 2021, the outstanding balance drawn on the loan and credit facility was $86.6 million which is repayable in 5 quarterly amounts of approximately $4.1 million followed by a final repayment of $65.9 million on June 30, 2023.

Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 230 basis points per annum. The aggregate fair market value of the collateral vessels must be no less tha
n 125%
of the aggregate outstanding borrowing under the facility.
The facility is secured by first priority mortgages on each of
Navigator Galaxy, Navigator Genesis, Navigator Grace, Navigator Gusto, Navigator Glory, Navigator Capricorn, Navigator Scorpio
and
Navigator Virgo
, as well as assignment of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $25.0
 million and (ii)
5
 per cent of the total indebtedness; b) a ratio of EBITDA to interest expense of not less than 2.5:1; and c) maintain a ratio of total stockholders’ equity to total assets of not less than
30
%. The Company also pays a commitment fee of
0.91
% per annum based on any undrawn portion of the facility. As of December 31,
2021
, the Company was in compliance with all covenants contained in this credit facility.
March 2019 Secured Term Loan Facility
. On March
25
, 2019, the Company entered into a secured term loan with Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch and Skandinaviska

Enskilda Banken AB (Publ.) for a maximum principal amount of
$107.0
million (the “March 2019 Secured Term Loan Facility”), to partially re-finance
our January 2015 secured term loan facility that was due to mature in June 2020. The full amount of
$107.0
million was drawn on March 28, 2019. The facility has a term of six years from the date of the agreement, therefore expiring in
March 2025
. It is fully drawn down and as of December 31, 2021, with an amount outstanding of
$81.8 million which is repayable in 12 equal quarterly instalments of approximately $2.3 million followed by a final payment of $54.4 million on the final quarterly repayment date on March 25, 2025. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 240 basis points per annum.
This loan facility is secured by first priority mortgages on each of;
Navigator Atlas, Navigator Europa, Navigator Oberon,
and
Navigator Triton
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $35.0 million, or (ii) 5% of Net Debt or total debt, as applicable; and the aggregate fair market value of the collateral vessels must be no less than 130% of the aggregate outstanding borrowing under the facility. As of December 31, 2021, the Company was in compliance with all covenants contained in this credit facility.
September 2020 Secured Revolving Credit Facility.
On September 17, 2020, the Company entered into a secured revolving credit facility with Nordea Bank ABP, Credit Agricole Corporate and Investment Bank, ING Bank N.V. London Branch, National Australia Bank, ABN AMRO Bank N.V. and BNP Paribas S.A. for a maximum principal amount of $210.0 million (the “September 2020 Secured Revolving Credit Facility”), to refinance our December 2015 secured revolving credit facility that was due to mature in December 2022.
The facility is due to mature in September 2024, but contains an option, subject to the consent of the Lenders, exercisable 12 to 36 months after the date of the agreement, to extend the maturity date of the facility by 12 months to September 2025.
As of December 31, 2021, an amount of $185.0 million of the $210.0 million was drawn and outstanding, which was used to repay the December 2015 secured revolving credit facility and associated fees. Interest on the September 2020 secured revolving credit facility is payable quarterly at U.S. LIBOR plus 250 basis points. The facility has an undrawn amount of $
2.8
 million as of December 31,
2021
. The available facility amount shall be reduced semi-annually on June 30 and December 31 by an amount of $
7.4
 million followed by a final balloon payment on September 17, 2024, of $150.9 million.
This loan facility is secured by first priority mortgages on each of
Navigator Eclipse, Navigator Luga, Navigator Nova, Navigator Prominence
, and
Navigator Yauza
as well as assignments of earnings and insurances on these secured vessels.
T
he financial covenants each as defined within the credit facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $
35.0
million, or (ii)
5
% of total indebtedness (as defined by the September 2020 Secured Revolving Credit Facility agreement), as applicable;
b) the maintenance of the ratio of total stockholders’ equity to total assets (both as defined by the September 2020 Secured Revolving Credit Facility agreement) of not less than 30% and the aggregate fair market value of the collateral vessels must be no less than 125% of the aggregate outstanding borrowing under the facility. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 250 basis points per
annum. As of December 31, 2021, the Company was in compliance with all covenants contained in this revolving credit facility.
August 2021 Amendment and Restatement Agreement.
On August 2, 2021
, as part of the Ultragas Transaction, the Company entered into an Amendment and Restatement Agreement with Danmarks Skibskredit A/S relating to a previously is
s
ued 2019 Senior Term Loan Facility, with four vessel owning entities as borrowers for a maximum principal amount of
$66.95
million (the “August 2021 Amendment and Restatement Agreement”
)
. The facility has an expiration date of August 2026 and is fully drawn down as of December 31, 2021, with an amount outstanding of
$52.4 million which is repayable in nine
equal half yearly installments of approximately
$2.9 million followed by a payment of $26.2 million on the final repayment date of June 1, 2026. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 190 basis points per annum. Under amendment no.1 of the facility, dated June 2019, the U.S. LIBOR portion of the facility on each tranche was fixed at a rate between 1.873% and 1.88
% for the remaining duration of the loan.
The facility is secured by first priority mortgages on each of
Happy Osprey, Happy Peregrine, Happy Pelican
and
Happy Penguin
, as well as assignment of earnings and insurances on these secured vessels. The financial covenants each as defined within the Senior Term Loan Facility are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i) $50.0 million and (ii) 5 per cent of the total indebtedness; and b) maintain a ratio of value adjusted total stockholders’ equity to value adjusted total assets of not less than 30%; and the aggregate fair market value of the collateral vessels must be no less than 135% of the aggregate outstanding borrowing under the
facility. As of December 31, 2021, the Company was in compliance with all covenants contained in this credit facility
.
On August 4, 2021, as part of the Ultragas Transaction, the Company became guarantor for the following four Senior Secured Term Loan Facilities, previously entered into by Othello Shipping Company S.A. or certain of its wholly owned vessel owning entities.
DB Credit Facility A.
On October 25, 2013,
Atlanticgas Shipping Inc.
and
Balearicgas Shipping Inc.
entered into
a
Senior Secured Term Loan Facility with Deutsche Bank AG, Hong Kong Branch for a maximum principal amount of $57.7 million (the “
DB Credit Facility A
”), to finance two newbuild LPG carriers,
Atlanticgas and
Balearicgas
. The facility has a term of twelve years from the date of the vessels’ deliveries, therefore expiring in April 2027. It is fully drawn down as of December 31, 2021, with an amount outstanding of
$25.2
million which is repayable for each vessel tranche in half yearly installments of
$1.2
 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 205
basis points per annum. As of December 31, 2021, the Company was in compliance with all covenants contained in this credit facility.
This loan facility is secured by first priority mortgages on each of
Atlanticgas and Balearicgas
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than
(i)

$50.0 million
, or (ii)
5
% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than
30
% and the aggregate fair market value of the collateral vessels must be no less than
125
% of the aggregate outstanding borrowing under the facility.
Santander Credit Facility A.
On October 30, 2013,
Adriaticgas Shipping Inc., Celticgas Shipping Inc.
and
Lalandia Shipping Company S.A
entered into
a
Senior Secured Term Loan Facility with Banco Santander, S.A. and Korea
Finance
Corporation
for
a maximum principal amount of $81.0 million (the “
Santander Credit Facility A
”),
to finance three newbuild
LPG
carriers,
Adriaticgas
,
Celticgas
and
Happy Albatross
. The facility has a term of twelve years from the date of the vessels’ deliveries, therefore expiring in May 2027. It is fully drawn down as of December 31, 2021, with an amount outstanding of
$37.1 million which is repayable for each vessel tranche in half yearly installments of between $1.0 million and $1.2 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 205 basis points per annum. As of December 31, 2021, the Company was in compliance with all covenants contained in this credit facility.
This loan facility is secured by first priority mortgages on each of

Adriaticgas
,

Celticgas

and

Happy Albatross

as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash

and
cash equivalents in an amount equal to or greater than (i)
$50.0 million, or (ii) 5% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30
% and the aggregate fair market value of the collateral vessels must be no less than 125
% of the aggregate outstanding borrowing under the facility.
DB Credit Facility B.
On July 31, 2015,
Beringgas Shipping Inc
and
Pacificgas Shipping Inc
entered into a
Senior Secured Term Loan Facility with Deutsche Bank AG, Hong Kong Branch for a maximum principal amount of
$60.9
million (the “
DB Credit Facility B
”), to finance two newbuild LPG carriers
, Beringgas
and
Pacificgas
. The facility has a term
of twelve years from the date of the vessels’ deliveries, therefore expiring in December 2028.
It is fully drawn down as of December 31, 2021, with an amount outstanding of
$36.8
million which is repayable for each vessel tranche in half yearly installments of
$1.3
million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 205
basis points per annum. As of December 31, 2021, the Company was in compliance with all covenants contained in this credit facility.
This loan facility
is secured by first priority mortgages on each of
Bering
gas
and
Pacificgas
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i)
$50.0 million, or (ii) 5
% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stockholders’ equity to total assets of not less than 30
% and the aggregate fair market value of the collateral vessels must be no less than 125
% of the aggregate outstanding borrowing under the facility.
Santander Credit Facility B.
On July
 31, 2015, Arcticgas Shipping Inc
and
Falstria Shipping Company S.A
entered into a
Senior Secured Term Loan Facility with Banco Santander, S.A. for a maximum principal amount of $55.8 million (the “
Santander Credit Facility B
”), to finance two newbuild LPG carriers,
Arcticgas
and
Happy Avocet
. The facility has a term of twelve years from the date of the vessels’ deliveries, therefore expiring in
January 2029
. It is fully drawn down as of December 31, 2021, with an amount outstanding of $34.9 million which is repayable for each vessel tranche in half yearly installments of $1.1 million and $1.3 million for twelve years from the date of each vessel drawdown. Interest on amounts drawn is payable at a rate of U.S. LIBOR plus 205 basis points per annum. As of December 31, 2021, the Company was in compliance with all covenants contained in this credit facility.

This loan facility is secured by first priority mortgages on each of
Arcticgas
and
Happy Avocet
as well as assignments of earnings and insurances on these secured vessels. The financial covenants each as defined within the Amended to the Term Loan Facility, dated August 3, 2021 are: a) the maintenance at all times of cash and cash equivalents in an amount equal to or greater than (i)
$50.0 million, or (ii) 5
% of total indebtedness (as defined), as applicable; b) the maintenance of the ratio of total stoc
k
holders’ equity to total assets of not less
than 30
% and the aggregate fair market value of the collateral vessels must be no less than 125
% of the aggregate outstanding borrowing under the facility.
Navigator Aurora Facility.
In October 2019, the SPV, OCY Aurora Ltd, which owns
Navigator Aurora
, entered into secured financing agreements for $69.1 million consisting of a loan facility, the “Navigator Aurora

Facility” which is denominated in USD. The Navigator Aurora Facility is a seven year unsecured loan provided by OCY Malta Limited, the parent of OCY Aurora Ltd. The Navigator Aurora Facility bears interest at
3-month
U.S. LIBOR plus a margin of 185 basis points and is repayable with a balloon payment on maturity. As of December 31, 2021, there was $54.8 million in borrowings outstanding under the Navigator Aurora Facility (December 31, 2020: $61.3
million). The Navigator Aurora Facility is subordinated to a further bank loan where OCY Aurora Ltd. is the guarantor and
Navigator Aurora
is pledged as security. The likelihood of the Company having to make any payments under the guarantee is remote. The shipbroker appraised value of
Navigator Aurora
exceeded the borrowings outstanding under the Navigator Aurora Facility by approximately
$20.8 million as of December 31,
2021
(As of December 31, 2020: $14.0 million). The fair value of the vessel is significantly greater than the amount of the senior bank loan it is pledged against, and therefore the guarantee made by the SPV to the lenders of the subordinated loan where OCY Malta Ltd is the borrower has negligible fair value
.
The following table shows the breakdown of secured term loan facilities and total deferred financing costs split between current and non-current
liabilities as of December 31, 2020, and 2021:

	December 31, 2020	December 31, 2021
	(in thousands)
Current Liability
Current portion of secured term loan facilities	$67,936	$151,586
Less: current portion of deferred financing costs	(2,274)	(3,016)

Current portion of secured term loan facilities, net of deferred financing costs	$65,662	$148,570

Non-Current Liability
Secured term loan facilities and revolving credit facilities net of current portion*	$617,994	$664,356
Less: non-current portion of deferred financing costs*	(4,183)	(4,689)

Non-current secured term loan facilities and revolving credit facilities, net of current portion and non-current deferred financing costs	$613,811	$659,667

*
Includes amounts relating to the Navigator Aurora Facility held within a lessor entity (for which legal ownership resides with a financial institution) that we are required to consolidate under U.S. GAAP into our financial statements as a variable interest entity Please read Note 10—Variable Interest Entities to our consolidated financial statements.